BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 02, 2024	Jul. 31, 2023	May 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Aug. 02, 2024	Dec. 07, 2023
Business Acquisition [Line Items]
Share Price				$ 12.00
Stock Issued During Period, Shares, New Issues		18,000
Debt Instrument, Interest Rate, Effective Percentage				10.00%
Convertible Notes Payable						$ 450,000
Amortization of Debt Discount (Premium)					$ 0
Interest Expense, Operating and Nonoperating				$ 177,281	$ 0
Interest Expense, Debt			$ 192,857
Proceeds from Convertible Debt						$ 145,992
P I P E Convertible Notes [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount				15,500,000
Convertible Notes Payable				4,650,000
Amortization of Debt Discount (Premium)				465,000
Other Long-Term Debt				4,185,000
Interest Expense, Operating and Nonoperating				152,645
Interest Expense, Debt				2,401
PIPE Convertible Loan [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount	$ 15,500,000			4,650,000			$ 10,850,000
Proceeds from Issuance of Debt				$ 4,185,000
Debt Instrument, Interest Rate, Effective Percentage				10.00%
Notes Payable							$ 250,000
Common Class A [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued				5,750,274
Class of Warrant or Right, Outstanding	1,409,091
Common Class B [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued				1,716,860
Class of Warrant or Right, Outstanding	1,550,000
Merger Arrangement [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding				13,098
Share Price				$ 570.10
Stock Issued During Period, Shares, New Issues				7,467,134
Prior Loan Agreement [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount								$ 11,000,000
Purchase Agreement [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount	$ 4,650,000			$ 6,200,000
Proceeds from Convertible Debt	4,185,000			$ 5,580,000
Purchase Agreement [Member] | P I P E Convertible Notes [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount	4,650,000
Proceeds from Convertible Debt	$ 4,185,000